Other Financial and Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Financial and Non-financial Liabilities
Current financial and
non-financial
liabilities comprise the following:

in € thousand	December 31, 2021	December 31, 2020
NON-FINANCIAL LIABILITIES
Liabilities for, social security and payroll tax	435	382
Other	1,888	5
Total	2,323	387
FINANCIAL LIABILITIES
Other financial liabilities	37	24
Total	37	24
Total	2,360	411